Income Taxes, Provision for Income Taxes (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for Income Taxes [Abstract]
Total provision for income taxes	$ 6,642,888	$ 3,482,684	$ 6,642,888
Income tax receivable	11,844,503	15,514,617	11,844,503
Components of Income Tax Expense [Abstract]
Deferred tax expense (or benefit)		(1,009,194)	0	$ 0
Total provision for income taxes		323,104	133,988	177,794
Income Tax Expense (or Benefit) is Disaggregated [Abstract]
Total provision for income taxes		323,104	133,988	$ 177,794
MPC Capital [Member]
Provision for Income Taxes [Abstract]
Corporate income tax	3,951,121	1,272,361	3,951,121
Trade tax	2,475,095	2,059,361	2,475,095
Other	216,672	146,615	216,672
Total provision for income taxes	6,642,888	3,478,337	6,642,888
Income tax receivable	11,018,000	14,141,910	$ 11,018,000
Components of Income Tax Expense [Abstract]
Current tax expense (or benefit)		1,519,534
Deferred tax expense (or benefit)		(1,009,194)
Total provision for income taxes	20,073	510,340
Income Tax Expense (or Benefit) is Disaggregated [Abstract]
Federal (CIT)		(892,032)
State and Local (TT)		698,644
Foreign		733,518
Other		(29,790)
Total provision for income taxes	$ 20,073	$ 510,340